Employee benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Salaries	€ 31,706	€ 16,969	€ 16,918
Social charges	3,027	1,799	1,363
Pension charges	490	444	497
Share-based payment	4,886	3,968	2,611
Other	632	603	1,152
Total employee benefits	€ 40,741	€ 23,783	€ 22,541